Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2014

A.	DATES	Begin	End	# days

1	Payment Date		11/17/2014
2	Collection Period	10/1/2014	10/31/2014	31
3	Monthly Interest Period-Actual	10/15/2014	11/16/2014	33
4	Monthly Interest - Scheduled	10/15/2014	11/14/2014	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	80,199,322.50	-	-	14,899,186.64	65,300,135.86	0.6224396
6	Class A-2a Notes	152,720,000.00	152,720,000.00	-	-	-	152,720,000.00	1.0000000
7	Class A-2b Notes	152,720,000.00	152,720,000.00	-	-	-	152,720,000.00	1.0000000
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	679,229,322.50	0.00	0.00	14,899,186.64	664,330,135.86
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	709,359,322.50	$0.00	$0.00	$14,899,186.64	694,460,135.86

	Overcollateralization
13	Exchange Note	83,702,679.54	81,700,308.51				80,452,007.77
14	Series 2014-A Notes	19,254,115.86	25,943,454.13				29,607,934.06

15	Total Overcollateralization	102,956,795.40	107,643,762.64				110,059,941.83
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.20000%	14,703.21	0.1401507	14,899,186.64	142.0187460	0.00
18	Class A-2a Notes		0.71000%	90,359.33	0.5916666	0.00	0.0000000	0.00
19	Class A-2b Notes	0.15280%	0.36280%	50,789.58	0.3325667	0.00	0.0000000	0.00
20	Class A-3 Notes		1.16000%	206,470.33	0.9666667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			453,655.78	0.6444523	14,899,186.64	21.1654213	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			495,084.53	0.6744378	14,899,186.64	20.2966837	0.00

			Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance		753,324,115.86	735,302,776.63				724,068,069.92

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	804,520,077.69
28	Aggregate Base Residual Value (Not Discounted)	585,024,722.56	578,106,536.27

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	-	-
30	Turn-in Ratio on Scheduled Terminations			N/A

		Units	Securitization Value
31	Securitization Value — Beginning of Period	37,815	817,003,085.14
32	Depreciation/Payments		(8,239,898.45)
33	Gross Credit Losses	(33)	(740,442.77)
34	Early Terminations — Regular	(1)	(19,004.31)
35	Scheduled Terminations — Returned	(4)	(58,969.36)
36	Payoff Units & Lease Reversals	(144)	(3,424,692.56)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	37,633	804,520,077.69

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2014

C.	SERVICING FEE

39	Servicing Fee Due	680,835.90

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(597,955.04)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	37,479	99.68%	801,072,704.43
46	31 - 60 Days Delinquent	111	0.30%	2,480,196.19
47	61 - 90 Days Delinquent	5	0.01%	105,904.24
48	91+ Days Delinquent	3	0.01%	72,955.17

49	Total	37,598	100.00%	803,731,760.03

50	Prepayment Speed (1 Month)					0.52%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				5	77,973.67
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(69,565.50)
53	Less: Excess Wear and Tear Received in Current Period					-
54	Less: Excess Mileage Received in Current Period					-

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					8,408.17

56	Beginning Cumulative Net Residual Losses					-
57	Current Period Net Residual Losses					8,408.17

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					8,408.17

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.00%

	Credit Losses:				Units	Amounts
60	Aggregate Securitization Value on charged-off units				33	740,442.77
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units					(628,622.15)

62	Current Period Net Credit Losses/(Gains)					111,820.62

63	Beginning Cumulative Net Credit Losses					16,998.00
64	Current Period Net Credit Losses					111,820.62

65	Ending Cumulative Net Credit Losses					128,818.62

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.02%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	11,777,332.51
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	56,120.00
69	Liquidation Proceeds, Recoveries & Expenses	605,851.32
70	Insurance Proceeds	22,770.83
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	13,445.50
72	Payoff Payments	3,632,778.20
73	All Other Payments Received	-

74	Collected Amounts	16,108,298.36

75	Investment Earnings on Collection Account	695.82

76	Total Collected Amounts, prior to Servicer Advances	16,108,994.18

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	16,108,994.18

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	680,835.90
80	Interest on the Exchange Note - to the Trust Collection Account	1,011,041.32
81	Principal on the Exchange Note - to the Trust Collection Account	11,234,706.71
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	680,681.21
83	Remaining Funds Payable to Trust Collection Account	2,501,729.04

84	Total Distributions	16,108,994.18

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	15,428,158.28

86	Investment Earnings on Reserve Account	154.69

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	15,428,312.97

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	34,041.80
90	Class A Noteholders' Interest Distributable Amount	453,655.78
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,428.75
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	14,899,186.64
96	Remaining Funds Payable to Certificateholder	-

97	Total Distributions	15,428,312.97